Income Taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets and liabilities [Abstract]
ROU assets and lease liabilities	$ (21,000)	$ (9,000)	$ (2,000)
Intangible assets	(527,000)	(141,000)
Convertible debenture	(717,000)	(87,000)	(321,000)
Non-capital losses	1,265,000	237,000	323,000
Net deferred tax liability